Capital Stock (Details) - USD ($)				1 Months Ended	3 Months Ended					9 Months Ended			12 Months Ended
		Dec. 29, 2023	Dec. 19, 2023	Dec. 28, 2023	Dec. 31, 2024		Jun. 30, 2024	[4]	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 24, 2024	Nov. 07, 2024	Oct. 02, 2024	Jun. 18, 2024
Capital Stock [Line Items]
Sold common units					69,704					69,704			11,500,000
Shares of common stock					338,912	[1]				338,912	[1]		32,160	[1],[2],[3]	804	[2],[3]
Warrant shares																	1	1		1,267,728
Percentage of common stock warrants																		10.00%
Exercise price (in Dollars per share)			$ 6,000		$ 4.03					$ 4.03							$ 39	$ 80.6
Pre funded warrants exercise price per share. (in Dollars per share)									$ 0.0001
Pre-funded warrants exercised													20,501
Vote per share													one
Shares of company (in Dollars)					$ 34	[1]				$ 34	[1]		$ 3	[1],[2],[3]		[2],[3]
Common stock par value (in Dollars per share)					$ 0.0001	[1]				$ 0.0001	[1]		$ 0.0001	[1],[2],[3]	$ 0.0001	[2],[3]
Preferred stock shares				140,136,788
Exchange ratio													0.0284%
Reverse stock split shares		10,000											14,229
Exchange ratio													0.0284
Shares					338,912	[1]				338,912	[1]		32,160	[1],[2],[3]	804	[2],[3]
Reverse stock split			300										10		1,653
Shares issued													9,192,377
Conversion of shares													2,125
Outstanding principal and interest amount (in Dollars)													$ 10,715,068
Cash consideration (in Dollars)													$ 5,000,000
Shares of common stock													2,738,172
Reverse recapitalization (in Dollars)													$ 17,100,000
Series A Warrants - November 2024 Offering [Member]
Capital Stock [Line Items]
Sold common units																		1,302,850
Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Warrant shares																		835,000
Percentage of common stock warrants																	10.00%
Pre-funded warrants exercised													410,000
Pre Funded Warrants - November 2024 Offering [Member]
Capital Stock [Line Items]
Warrant shares					10,697					10,697								1
Common Stock Warrants [Member]
Capital Stock [Line Items]
Warrant shares					351,593					351,593
Series A Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Sold common units																	3,095,925
Shares of common stock																	1
Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Warrant shares																	420,000
Pre funded warrants exercise price per share. (in Dollars per share)									$ 0.002
Maximum [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 85.598					$ 85.598
Pre funded warrants exercise price per share. (in Dollars per share)										0.002
Maximum [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					85.6					85.6
Maximum [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					31.2					31.2
Minimum [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					4.2799					4.2799
Pre funded warrants exercise price per share. (in Dollars per share)										0.0001
Minimum [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					4.28					4.28
Minimum [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					1.56					1.56
Common Stock [Member]
Capital Stock [Line Items]
Shares issued													834
Warrant [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 80.6					$ 80.6
Common Stock [Member]
Capital Stock [Line Items]
Sold common units					5,296					5,296
Vote per share										one
Shares of common stock													250,000,000
Common stock par value (in Dollars per share)				$ 0.0001									$ 0.0001
Reverse recapitalization shares													16,987,064
Reverse stock split shares													10,715
Shares					20					20			20
Reverse stock split					13,190								8,428,621
Shares issued							6,257						10,000
Conversion of shares				32,999,472									84,286
Shares of common stock	[5]								1,809
Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock shares													10,000,000
Preferred stock par value (in Dollars per share)													$ 0.0001
Shares issued													4,597
Conversion of shares				3,502,040
Shares of common stock	[5]
Mohan Ananda [Member]
Capital Stock [Line Items]
Reverse stock split													16,667
Shares issued													1,434
Mohan Ananda [Member] | Common Stock [Member]
Capital Stock [Line Items]
Reverse stock split shares													536
Shares issued													28,667
Reverse Stock Split [Member]
Capital Stock [Line Items]
Shares issued													2,866,666
Second Reverse Stock Split [Member] | Series A Warrants - November 2024 Offering [Member]
Capital Stock [Line Items]
Sold common units					41,750					41,750
Warrant shares					213,792					213,792
Second Reverse Stock Split [Member] | Common Stock Warrants [Member]
Capital Stock [Line Items]
Warrant shares					213,785					213,785
Second Reverse Stock Split [Member] | Series A Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Sold common units					21,000					21,000
Warrant shares					434,054					434,054
Second Reverse Stock Split [Member] | Warrant [Member]
Capital Stock [Line Items]
Warrant shares					17,624					17,624
Zoomcar [Member]
Capital Stock [Line Items]
Shares of company (in Dollars)													$ 220,000,000
Authorized share													260,000,000
Reverse stock split shares													3,617,333
Shares of common stock													36,173
Zoomcar [Member] | Common Stock [Member]
Capital Stock [Line Items]
Shares													16,987,064
Conversion of shares													9,192,377
Zoomcar [Member] | Preferred Stock [Member]
Capital Stock [Line Items]
Reverse stock split shares													9,192,377
Shares issued													91,924
Zoomcar [Member] | Mohan Ananda [Member]
Capital Stock [Line Items]
Shares of common stock													1,809
Series A Warrants [Member]
Capital Stock [Line Items]
Sold common units																	1	1
Shares of common stock																		1
Percentage of common stock warrants																		10.00%
Exercise price (in Dollars per share)																	$ 1.95	$ 4.03
Series A Warrants [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Percentage of common stock warrants																	10.00%
Series B Warrants [Member]
Capital Stock [Line Items]
Percentage of common stock warrants																		10.00%
Series B Warrants [Member] | Pre-Funded Warrants [Member]
Capital Stock [Line Items]
Percentage of common stock warrants																	10.00%
Common Stock [Member]
Capital Stock [Line Items]
Shares																			338
Reverse stock split													20,000,000
Common Stock [Member] | Maximum [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 31.198					$ 31.198
Common Stock [Member] | Minimum [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 1.5599					$ 1.5599
Common Stock [Member] | Second Reverse Stock Split [Member]
Capital Stock [Line Items]
Shares of common stock					65,149					65,149
Common Stock [Member] | Second Reverse Stock Split [Member] | Series A Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Shares of common stock					154,827					154,827
Common Stock [Member] | Zoomcar [Member]
Capital Stock [Line Items]
Shares													16,987,064
Warrant [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 39					$ 39
Warrant [Member] | Pre Funded Warrants - December 2024 Offering [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)					$ 1.95					$ 1.95
Second Reverse Stock Split [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)													$ 11,420
Reverse stock split shares													273,791
Reverse stock split					204				7	204		2	37,956,206
Second Reverse Stock Split [Member] | Common Stock [Member]
Capital Stock [Line Items]
Reverse stock split shares		199,994
First Reverse Stock Split [Member]
Capital Stock [Line Items]
Reverse recapitalization shares													196,953		9,848
Reverse stock split shares													27,327,481
Reverse stock split					20,425				674	20,425		224
First Reverse Stock Split [Member] | Common Stock [Member]
Capital Stock [Line Items]
Reverse stock split shares		19,999,407
First Reverse Stock Split [Member] | Mohan Ananda [Member]
Capital Stock [Line Items]
Reverse stock split													1,666,666
First Reverse Stock Split [Member] | Mohan Ananda [Member] | Common Stock [Member]
Capital Stock [Line Items]
Reverse stock split shares													1,071,506
Preferred Stock [Member] | Zoomcar [Member]
Capital Stock [Line Items]
Reverse stock split													112,660,583

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)
[4]	Both the number of shares outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.
[5]	The amount of Common stock presented as zero represents decimal value less than $1.